Other investments (Narrative) (Details) $ in Thousands, $ in Millions	1 Months Ended			12 Months Ended
	Sep. 30, 2023 USD ($)	Jan. 31, 2023 CAD ($)	Jan. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jan. 31, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Interest receivable				$ 947	$ 211
Falco Resources Ltd. [Member] | Convertible secured senior note [Member]
Disclosure of detailed information about borrowings [line items]
Face amount of note		$ 17.6					$ 13,000
Interest receivable		2.9					$ 2,100
Reduction in fair value of note		$ 11.6	$ 8,600
Stornoway Diamond Corporation [Member]
Disclosure of detailed information about borrowings [line items]
Allowance for expected credit loss against loans receivable						$ 10,000
Loans receivable net of income taxes						8,700
Allowance for expected credit loss against accrued interest						5,000
Interest receivable						3,700
Expected credit loss						$ 15,000
Loan wrote-off	$ 12,800
Loan wrote-off net of income tax	$ 11,100
Provision for loans				$ 22,900